Stock-Based Compensation - Assumptions in Computation of Fair Value (Detail)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	0.00%
Employee stock purchase plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield			0.00%
Expected volatility	23.00%	31.00%	34.00%
Risk-free interest rate	0.36%	0.26%	0.19%
Expected life (in years)	1 year 15 days	1 year 3 months	1 year 3 months
Employee stock purchase plan | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	2.38%	2.65%
Employee stock purchase plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	2.53%	2.81%